BUSINESS COMBINATIONS (Disposition of DragonWave Limited) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Reduction in contingent liability	$ (67)	$ (2,759)
Dragon Wave Networks Ltd [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Additional potential revenues based on business performance		5,068
Contingent receivable		52
Reduction in contingent liability		342
Reduction of receivables		553
DragonWave HFCL India Private Limited
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Capital contribution	$ 164